Earnings per Share (Tables)	6 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Income Used in Basic and Diluted Earnings Per Share Computation

	For the six months ended December 31,
	2021 US$	2020 Restated US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share

Net loss attributable to ordinary equity holders of the parent	(37,712,759)	(25,730,271)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	351,075,141	283,422,115
Effect of dilution:
Share options	—	—

Weighted average number of ordinary shares adjusted for the effect of dilution	351,075,141	283,422,115

Loss per share (basic and diluted in cents)	(10.74)	(9.08)